UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: March 31

Date of reporting period: July 1, 2005–June 30, 2006

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Prior to April 7, 2006, the trust’s name was Smith Barney Muni Funds and the series were named the following:

California Money Market Portfolio

Florida Portfolio

Georgia Portfolio

Limited Term Portfolio

Massachusetts Money Market Portfolio

National Portfolio

New York Portfolio

New York Money Market Portfolio

Pennsylvania Portfolio

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Legg Mason Partners Municipal Funds

Date: August 30, 2006